Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HAWAIIAN TAX FREE TRUST
Entity Central Index Key	0000750909
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000024774 [Member]
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class A
Trading Symbol	HULAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
Additional Information Phone Number	800‑437‑1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com
Expenses [Text Block]
What were the Trust costs for the six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class A / HULAX)	$46	0.91%*
* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 383,128,783
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 445,793
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$383,128,783
Total number of portfolio holdings	104
Total advisory fee paid	$445,793
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.5%
AAA	4.2%
AA+	32.8%
AA	31.3%
AA-	24.8%
A+	4.6%
BBB+	0.7%
Cash	1.1%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch.
C000024775 [Member]
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class C
Trading Symbol	HULCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
Additional Information Phone Number	800‑437‑1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com
Expenses [Text Block]
What were the Trust costs for the six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class C / HULCX)	$86	1.70%*
* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%	[2]
Net Assets	$ 383,128,783
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 445,793
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$383,128,783
Total number of portfolio holdings	104
Total advisory fee paid	$445,793
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.5%
AAA	4.2%
AA+	32.8%
AA	31.3%
AA-	24.8%
A+	4.6%
BBB+	0.7%
Cash	1.1%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch.
C000024777 [Member]
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class Y
Trading Symbol	HULYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
Additional Information Phone Number	800‑437‑1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com
Expenses [Text Block]
What were the Trust costs for the six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class Y / HULYX)	$36	0.71%*
* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[3]
Net Assets	$ 383,128,783
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 445,793
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$383,128,783
Total number of portfolio holdings	104
Total advisory fee paid	$445,793
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.5%
AAA	4.2%
AA+	32.8%
AA	31.3%
AA-	24.8%
A+	4.6%
BBB+	0.7%
Cash	1.1%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch.
C000188793 [Member]
Shareholder Report [Line Items]
Fund Name	Hawaiian Tax-Free Trust
Class Name	Class F
Trading Symbol	HULFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800‑437‑1000.
Additional Information Phone Number	800‑437‑1000
Additional Information Website	https://www.hawaiiantaxfreetrust.com
Expenses [Text Block]
What were the Trust costs for the six months?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Hawaiian Tax-Free Trust (Class F / HULFX)	$36	0.71%*
* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[4]
Net Assets	$ 383,128,783
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 445,793
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$383,128,783
Total number of portfolio holdings	104
Total advisory fee paid	$445,793
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of September 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.5%
AAA	4.2%
AA+	32.8%
AA	31.3%
AA-	24.8%
A+	4.6%
BBB+	0.7%
Cash	1.1%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Quality Explanation [Text Block]
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.

Credit Ratings Selection [Text Block]	Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized